STOCK BASED COMPENSATION (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Granted (in shares)	7,475
2005 Restricted Stock Grant Plan | Restricted stock
Stock Based Compensation
Number of shares authorized for issuance	50,000
Shares available for issuance	5,385
Shares
Nonvested at the beginning of the period (in shares)	15,565
Granted (in shares)	7,475	6,065
Vested (in shares)	4,956
Forfeited (in shares)	(390)	225
Nonvested at the end of the period (in shares)	17,694	15,565
Weighted-Average Grant-Date Fair Value
Nonvested shares, balance at the beginning of the period (in dollars)	$ 280,016
Granted (in dollars)	181,194
Vested (in dollars)	(87,769)
Forfeited (in dollars)	(7,855)
Nonvested shares, balance at the end of the period (in dollars)	365,586	280,016
Fair Value Per Share
Nonvested shares, balance at the beginning of the period (in dollars per share)	$ 17.99
Granted (in dollars per share)	$ 24.24
Vested (in dollars per share)	$ 17.71
Forfeited (in dollars per share)	$ 20.14
Nonvested shares, balance at the end of the period (in dollars per share)	$ 20.66	$ 17.99
Additional disclosures
Total unrecognized compensation cost related to nonvested shares granted	265,061
Period over which cost is expected to be recognized	2 years 10 months 24 days
Fair value of shares vested (in dollars)	87,769	88,177	54,535
2009 Stock Award Plan
Stock Based Compensation
Number of shares authorized for issuance	150,000
Shares
Nonvested at the beginning of the period (in shares)	900
Vested (in shares)	180
Nonvested at the end of the period (in shares)	720
Weighted-Average Grant-Date Fair Value
Nonvested shares, balance at the beginning of the period (in dollars)	20,880,000
Vested (in dollars)	(4,176,000)
Nonvested shares, balance at the end of the period (in dollars)	16,704,000
Fair Value Per Share
Nonvested shares, balance at the beginning of the period (in dollars per share)	$ 23.20
Vested (in dollars per share)	$ 23.20
Nonvested shares, balance at the end of the period (in dollars per share)	$ 23.20
2009 Stock Award Plan | Restricted stock
Stock Based Compensation
Shares available for issuance	149,100
Shares
Granted (in shares)		0
Forfeited (in shares)	0	0
Additional disclosures
Total unrecognized compensation cost related to nonvested shares granted	13,224
Period over which cost is expected to be recognized	3 years 2 months 12 days
Fair value of shares vested (in dollars)	$ 4,176,000	$ 0	$ 0